Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Vessels [Abstract]
Schedule of vessels

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	479,489	(54,168)	425,321
- Vessels acquired and delivered	86,836	-	86,836
- Vessels sold	(20,641)	4,087	(16,554)
- Depreciation for the year	-	(21,163)	(21,163)
Balance, December 31, 2011	545,684	(71,244)	474,440
- Vessels acquired and delivered	13,855	-	13,855
- Vessels sold	(27,418)	13,633	(13,785)
- Depreciation for the year	-	(21,484)	(21,484)
Balance, December 31, 2012	532,121	(79,095)	453,026

Vessel deliveries

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Kassos	01/11/2011	2010	6,256	13,498
Ios	03/02/2011	2010	4,620	12,158
Tilos	04/27/2011	2011	6,263	13,174
Anafi	05/10/2011	2011	4,584	11,798
Montana	05/26/2011	2011	4,319	10,320
Halki	10/01/2011	2011	6,256	13,435
Sikinos	11/09/2011	2011	4,595	12,000
Florida	11/15/2011	2011	1,533	453
				86,836
Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Symi	05/23/2012	2012	6,256	13,855